BASIS OF PRESENTATION - Statement of Discontinued Operation (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Costs and Expenses
Income (loss) from continuing operations before income taxes and equity in income of unconsolidated subsidiaries and affiliates	$ 474	$ 453
Income tax (expense) benefit	(159)	(116)
Equity in income of unconsolidated subsidiaries and affiliates	$ 21	26
Discontinued Operations, Held-for-sale
Revenues
Net sales		3,570
Finance, interest and other income		49
Total Revenues		3,619
Costs and Expenses
Cost of goods sold		3,058
Selling, general and administrative expenses		221
Research and development expenses		131
Restructuring expenses		1
Interest expense		29
Other, net		75
Total Costs and Expenses		3,515
Income (loss) from continuing operations before income taxes and equity in income of unconsolidated subsidiaries and affiliates		104
Income tax (expense) benefit		(41)
Equity in income of unconsolidated subsidiaries and affiliates		(1)
Net income (loss) from discontinued operations		$ 62